Trade Receivables	12 Months Ended
Dec. 31, 2018
Trade Receivables
Trade Receivables

3. Trade receivables

Trade receivables are mainly attributable to the sale of Ameluz®, the PDT lamp BF-RhodoLED® and the medical cosmetics product Belixos®. It is expected that all trade receivables will be settled within twelve months of the balance sheet date. Value adjustments for doubtful receivables have not been applied since no receivables existed that were significantly aged as of 31 December 2018. For 31 December 2017, no value adjustments were recognized as in the previous year.